Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Amortization	$ 75,268	$ 17,882	$ 20,439
Consulting	309,156	724,272	102,880
Directors' fees	161,054	62,200
General and administrative	582,192	176,099	9,516
Investor relations	1,200,318	518,615	241,177
Listing fees	157,200	236,801	52,138
Professional fees	587,851	272,943	162,580
Research and development	8,807,992	853,124	277,455
Share-based payments	632,548	499,158	293,443
Travel	29,668	2,339	8,460
Wages and benefits	841,804	286,090	227,905
Loss before other items	(13,385,051)	(3,649,523)	(1,395,993)
Accretion			(846)
Fair value adjustment on derivative warrant liability	4,470,276	3,299,768
Foreign exchange gain	549,637	326,751	2,961
Forgiveness of debt			91,014
Interest income (expense)	137,575	(5,598)	(12,666)
Impairment of intangible assets			(64,562)
Recovery of provision for patent acquisition			95,490
Transaction costs on derivative warrant liability	(1,257,746)	(1,623,680)
Net loss and comprehensive loss for the year	$ (9,485,309)	$ (1,652,282)	$ (1,284,602)
Basic and diluted loss per common share
Basic loss per common share	$ (0.71)	$ (0.17)	$ (0.19)
Diluted loss per common share	$ (0.71)	$ (0.17)	$ (0.19)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, Basic	13,319,226	9,847,641	6,664,025
Weighted average number of common shares outstanding, Diluted	13,319,226	9,847,641	6,664,025